Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Future gross minimum revenues receivable upon collection of hire under non-cancellable time charter agreements

As of December 31, 2017
Period
Not later than one year	271,529
Later than one year and not later than three years	365,419
Later than three years and not later than five years	127,499
Later than five years	121,358

Total	885,805

Schedule of commitments relating to investment agreements for the Partnership, without including additional estimated costs
As of December 31, 2017
Period
Not later than one year	17,193

Total	17,193